Share-based Payment - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail) - Performance Share Units	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		0.00%
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.70%	2.99%
Expected volatility rate	59.70%	38.00%
Expected dividend yield	3.00%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	0.94%	1.61%
Expected volatility rate	55.40%	37.40%
Expected dividend yield	0.00%